Note 4 - Material Accounting Policies (Details Textual)							1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 03, 2023	Jul. 01, 2021 kg oz	Jan. 08, 2021	May 26, 2020	Nov. 12, 2018	Oct. 01, 2018	Dec. 31, 2021	Jun. 30, 2021 kg oz	Aug. 31, 2015 oz	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023 oz	Dec. 31, 2022	Dec. 31, 2021	Feb. 20, 2019
Statement Line Items [Line Items]
Percentage of entity's revenue												100.00%
Introductory foreign exchange rate											2.5	2.5
Closing foreign exchange rate							108.67				6,104.72	6,104.72	684.33	108.67	2.5
Foreign currency allocation, percentage	75.00%	72.74%	60.00%	70.00%	55.00%	30.00%	72.74%
Foreign currency allocation, incremental revenue, percentage		100.00%						100.00%
Baseline level of production per month (Kilogram) | kg		148.38						148.38
Production per annum (Ounce)		57,000						57,000
Useful life measured as period of time, property, plant and equipment (Year)										10 years	5 years
Bottom of range [member]
Statement Line Items [Line Items]
Production per annum (Ounce)									75,000			77,822
Right of use assets, useful life (Year)												3 years	3 years	3 years
Top of range [member]
Statement Line Items [Line Items]
Production per annum (Ounce)									80,000			81,446
Right of use assets, useful life (Year)												6 years	6 years	6 years
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)												10 years	10 years	10 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)												15 years	15 years	15 years
Plant and equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)												5 years	5 years	5 years
Plant and equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)												10 years	10 years	10 years
Fixtures and fittings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)												4 years	4 years	4 years
Fixtures and fittings [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)												10 years	10 years	10 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)												4 years	4 years	4 years
Bilboes [member]
Statement Line Items [Line Items]
Revenue Recognition, Fixed Royalty Rate											5.00%	5.00%
Revenue recognition, discount rate												1.25%
Fidelity Printers [member]
Statement Line Items [Line Items]
Revenue Recognition, Fixed Royalty Rate											1.25%	1.25%
Revenue recognition, average settlement period (Day)												14 days
Al Etihad Gold Refinery DMCC [Member]
Statement Line Items [Line Items]
Revenue recognition, average settlement period (Day)												2 days
Nedbank Zimbabwe [member]
Statement Line Items [Line Items]
Revenue Recognition, Fixed Royalty Rate											1.25%	1.25%
Royalty on gold sales												5.00%
Blanket (Barbados) Holdings Limited [member]
Statement Line Items [Line Items]
Revenue recognition, average settlement period (Day)												2 days
Percentage of entity's revenue												75.00%